Information by Segment - By geographic area (Detail) $ in Millions	May 15, 2020 item	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of geographical areas [line items]
Total Non Current Assets		$ 483,580	$ 464,962
Number of market leaders | item	2
Acquisition Of WAXIE Sanitary Supply And North American Corporation [Member]
Disclosure of geographical areas [line items]
Number of market leaders | item	2
Percentage of voting equity interests acquired	89.00%	89.50%
Mexico and Central America [member]
Disclosure of geographical areas [line items]
Total Non Current Assets		$ 234,679	230,889
Mexico [member]
Disclosure of geographical areas [line items]
Total Non Current Assets		226,497	223,605
United States [member]
Disclosure of geographical areas [line items]
Total Non Current Assets		37,105	13,310
South America [member]
Disclosure of geographical areas [line items]
Total Non Current Assets		124,470	136,480
Brazil [member]
Disclosure of geographical areas [line items]
Total Non Current Assets		66,050	79,710
Colombia [member]
Disclosure of geographical areas [line items]
Total Non Current Assets		15,653	16,463
Argentina [member]
Disclosure of geographical areas [line items]
Total Non Current Assets		3,905	4,043
Chile [member]
Disclosure of geographical areas [line items]
Total Non Current Assets		30,953	28,424
Uruguay [member]
Disclosure of geographical areas [line items]
Total Non Current Assets		4,537	4,781
Ecuador [member]
Disclosure of geographical areas [line items]
Total Non Current Assets		3,372	3,064
Europe [member]
Disclosure of geographical areas [line items]
Total Non Current Assets		$ 87,326	$ 84,283